Significant events - Subordinated Capital Notes (Details) $ in Thousands					12 Months Ended
	Jan. 30, 2019 MXN ($)	Oct. 01, 2018	Sep. 26, 2018 MXN ($)	Dec. 27, 2013	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of financial liabilities [line items]
Outstanding issue amount						$ 1,299,114,000	$ 1,259,588,000
Financial liabilities at amortized cost | Tier II Subordinated Capital Notes
Disclosure of financial liabilities [line items]
Annual interest rate (as percent)		5.95%	5.95%	5.95%
Maturity period of debt instruments issued				10 years
Outstanding issue amount			$ 1,222,907				1,546,000	$ 26,054,000
Percentage of existing holders tendered the cash offer			94.07%
Amount of subordinated liability amortized	$ 77,093
Financial liabilities at amortized cost | Subordinated Additional Tier I Capital Notes
Disclosure of financial liabilities [line items]
Annual interest rate (as percent)					8.50%
Outstanding issue amount					$ 500,000,000	$ 9,420,000	$ 9,809,000	$ 9,831,000